Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents, net of allowances of RMB170 and nil as of December 31, 2024 and 2025, respectively	¥ 250,826	$ 35,868	¥ 233,207
Restricted cash (including amounts of the consolidated VIE of RMB61,708 and RMB51,473 as of December 31, 2024 and 2025, respectively)	51,473	7,361	61,708
Short-term investments	2,936	420	5,000
Contract assets, net of allowances of RMB1,332 and RMB1,252 as of December 31, 2024 and 2025, respectively	86,249	12,333	71,085
Accounts receivable, net of allowances of RMB2,153 and RMB2,097 as of December 31, 2024 and 2025, respectively	172,539	24,673	157,080
Insurance premium receivables, net of allowances of RMB33 and RMB21 as of December 31, 2024 and 2025, respectively	1,141	163	1,763
Amounts due from related parties	¥ 4,315	$ 617	¥ 995
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Prepaid expense and other receivables, net of allowances of RMB910 and RMB1,294 as of December 31, 2024 and 2025, respectively	¥ 89,504	$ 12,799	¥ 68,171
Total current assets	658,983	94,234	599,009
Non-current assets
Restricted cash	29,683	4,245	29,883
Contract assets, net of allowances of RMB533 and RMB616 as of December 31, 2024 and 2025, respectively	45,574	6,517	28,435
Property, plant and equipment, net	38,242	5,469	47,083
Intangible assets, net	66,013	9,440	68,840
Long-term investments	65,012	9,297	66,716
Operating lease right-of-use assets	19,349	2,767	20,715
Goodwill	14,075	2,013	14,536
Other non-current assets	1,236	177	8,981
Total non-current assets	279,184	39,925	285,189
Total assets	938,167	134,159	884,198
Current liabilities
Short-term borrowings (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB50,000 and RMB53,000 as of December 31, 2024 and 2025, respectively)	53,000	7,579	50,000
Accounts payable (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB156,692 and RMB155,104 as of December 31, 2024 and 2025, respectively)	194,951	27,878	202,054
Insurance premium payables (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB56,042 and RMB41,295 as of December 31, 2024 and 2025, respectively)	41,295	5,906	56,042
Other payables and accrued expenses (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB31,351 and RMB37,092 as of December 31, 2024 and 2025, respectively)	41,965	6,001	44,434
Payroll and welfare payable (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB26,964 and RMB46,617 as of December 31, 2024 and 2025, respectively)	81,813	11,699	41,005
Income taxes payable (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB2,234 and RMB2,405 as of December 31, 2024 and 2025, respectively)	7,953	1,139	2,575
Operating lease liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB14,953 and RMB14,748 as of December 31, 2024 and 2025, respectively)	17,275	2,470	16,743
Amounts due to related parties (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB2,495 and RMB nil as of December 31, 2024 and 2025, respectively)	¥ 20,415	$ 2,920	¥ 2,495
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Total current liabilities	¥ 458,667	$ 65,592	¥ 415,348
Non-current liabilities
Long-term borrowings (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB nil and RMB6,990 as of December 31, 2024 and 2025, respectively)	6,990	1,000	0
Deferred tax liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB10,971 and RMB10,100 as of December 31, 2024 and 2025, respectively)	14,380	2,056	14,875
Operating lease liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB24,082 and RMB12,577 as of December 31, 2024 and 2025, respectively)	14,966	2,140	24,082
Payroll and welfare payable	48	7	649
Other non-current liability (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB nil and RMB4,746 as of December 31, 2024 and 2025, respectively)	11,269	1,611	0
Total non-current liabilities	47,653	6,814	39,606
Total liabilities	506,320	72,406	454,954
Commitments and contingencies
Shareholders' equity
Treasury stock (50,414,900 and 50,414,900 shares as of December 31, 2024 and 2025, respectively)	(29,513)	(4,220)	(29,513)
Additional paid-in capital	910,209	130,158	909,930
Accumulated other comprehensive loss	(14,695)	(2,101)	(12,864)
Accumulated deficit	(454,845)	(65,042)	(458,886)
Total shareholders' equity attributable to Huize Holding Limited shareholders	411,229	58,805	408,740
Non-controlling interests	20,618	2,948	20,504
Total shareholders' equity	431,847	61,753	429,244
Total liabilities and shareholders' equity	938,167	134,159	884,198
Common Class A [Member]
Shareholders' equity
Common shares	63	9	63
Common Class B [Member]
Shareholders' equity
Common shares	¥ 10	$ 1	¥ 10